<style type="text/css">PRE { font: 10pt }</style><PRE>
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nancy Marks

Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nancy Marks
Title:  Vice President
Phone:  310-451-8600

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                    Santa Monica, CA                   8/3/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $   138,865.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ -----
3m Company                     COM                             1104    18370 SH       SOLE                 17640      0   730
Abbott Laboratories            COM                             2470    52507 SH       SOLE                 50397      0  2110
Amgen Inc                      COM                             3312    62558 SH       SOLE                 59448      0  3110
Berkshire Hathaway-A           COM               084990175     3510       39 SH       SOLE                    39      0     0
Berkshire Hathaway-B           COM               084670207    16245     5610 SH       SOLE                  5372      0   238
Bristol Myers Squibb           COM                             3711   182721 SH       SOLE                175586      0  7135
Central Fund of Canada         COM                             8060   686517 SH       SOLE                655367      0 31145
Chevron Corp                   COM                             2346    35405 SH       SOLE                 33563      0  1842
ConocoPhillips                 COM                             2151    51150 SH       SOLE                 49005      0  2145
Johnson & Johnson              COM                             5763   101469 SH       SOLE                 97249      0  4220
Leucadia National Corp         COM               527288104     6394   303209 SH       SOLE                290879      0 12320
Markel Corporation             COM               mkl           2659     9439 SH       SOLE                  9039      0   400
Market Vectors Gold Miners ETF COM               gdx          16074   425062 SH       SOLE                408182      0 16880
Medtronic Inc                  COM                             4943   141696 SH       SOLE                135636      0  6050
Microsoft Corp                 COM               594918104     2499   105150 SH       SOLE                100675      0  4475
Newmont Mining Corp            COM                            14503   354861 SH       SOLE                339681      0 15175
Pan American Silver Corp       COM                             9449   515489 SH       SOLE                495109      0 20380
Pennsylvania Rl Est Tr         COM               709102107      200    40065 SH       SOLE                 38990      0  1075
Pfizer Inc                     COM                             9474   631601 SH       SOLE                605963      0 25628
Plum Creek Timber Reit         COM                             1114    37393 SH       SOLE                 35138      0  2255
Stryker Corp                   COM                             4280   107692 SH       SOLE                103277      0  4415
UnitedHealth Group, Inc.       COM                             5139   205708 SH       SOLE                197343      0  8365
Wal Mart Stores Inc            COM                             5830   120356 SH       SOLE                116575      0  3776
Walgreen Co                    COM                             3285   111718 SH       SOLE                107113      0  4605
Washington Reit                COM               939653101     1245    55671 SH       SOLE                 54196      0  1475
Weingarten Realty Investors    COM               948741103      476    32797 SH       SOLE                 31797      0  1000
Zimmer Holdings Inc            COM                             2629    61723 SH       SOLE                 59328      0  2395

</PRE>